Vessels - Vessel deliveries (Details) $ in Millions	1 Months Ended	4 Months Ended	12 Months Ended
	Jul. 31, 2018 USD ($) equipment	Nov. 30, 2018 USD ($) tanker	Dec. 31, 2018 USD ($) vessel	Dec. 31, 2017 USD ($) vessel
Disclosure of detailed information about property, plant and equipment [line items]
Increase through delivery of vessels			$ 81.0	$ 346.0
Ballast Water Treatment Systems [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of equipment | equipment	55
Payments to acquire property, plant, and equipment	$ 36.2
Vessels [member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels		77	109	107
Ships to be installed with scrubbers [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels | tanker		77
Exhaust Gas cleaning System [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Payments to acquire property, plant, and equipment		$ 116.1
STI Fontvieille And STI Ville [Member] | Drydock [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Drydock expenses incurred			$ 1.9
Drydocked period for special survey			46 days
STI Duchessa and STI Opera [Member] | Drydock [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Drydock expenses incurred			$ 0.7
Vessels to enter into drydock in 2019 [Member] | Drydock [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Drydock expenses incurred			$ 0.9
STI Amber, STI Topaz, STI Ruby, STI Garnet and STI Onyx [Member] | Drydock [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Drydock expenses incurred				$ 6.4
Drydocked period for special survey				102 days
Number of vessels | vessel				5